NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Convertible stock
Federally insured limits	$ 2,768,466		$ 688,000
Product warranty period			90 days
Advertising cost			$ 0	$ 0
Outstanding warrants	80,091	1,376,466	147,591	1,376,466
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Number of incentive stock options	1,217,775	926,266	926,266	431,266	451,898
Patents And Trademarks [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			17 years
Minimum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			3 years
Product warranty period			12 months
Maximum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			5 years
Product warranty period			36 months
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage			41.00%	86.00%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	55.00%	25.00%	42.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	52.00%		34.00%	81.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	29.00%	21.00%	18.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%		31.00%	10.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		19.00%	14.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage	37.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	14.00%		19.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		19.00%	14.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage		54.00%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	30.00%			83.00%
Series B Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible stock				$ 850,999
Series C Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible stock				$ 2,499,998
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion			433,000
Common shares issuable conversion	433,000	333,000
Series B Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion				121,571
Series C Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion				454,546
Series E Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	1,333,334
Series F Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	806,452